Document And Entity Information	12 Months Ended
Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Entity Registrant Name	K12 INC
Entity Central Index Key	0001157408
Entity Filer Category	Large Accelerated Filer